UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2008– March 31, 2009

Item 1: Reports to Shareholders:

>  During the six months ended March 31, stocks continued to face stiff headwinds from credit-market turmoil and the global economic slowdown.

>  Vanguard PRIMECAP Fund posted a disappointing six-month return of about –27%, a few paces ahead of the returns of the fund’s comparative standards.

>  A light commitment to beleaguered financials and a heavy commitment to health care and information technology stocks helped the fund to fare better than its benchmark index.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	7
Fund Profile	11
Performance Summary	12
Financial Statements	13
About Your Fund’s Expenses	24
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard PRIMECAP Fund
Investor Shares	VPMCX	–26.62%
Admiral™ Shares[1]	VPMAX	–26.56
S&P 500 Index		–30.54
Average Multi-Cap Growth Fund[2]		–27.45

Your Fund’s Performance at a Glance
September 20, 2008–March 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$62.76	$42.12	$0.508	$3.662
Admiral Shares	65.19	43.71	0.612	3.798

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

For the six months ended March 31, 2009, Vanguard PRIMECAP Fund returned –26.62% for Investor Shares and –26.56% for Admiral Shares. This performance, although disappointing, compared favorably with that of the benchmark Standard & Poor’s 500 Index and the average return for multi-cap growth funds.

The start of the fund’s new fiscal year brought no relief from the battering of equities. October was the worst month in the six-month span for the fund and its benchmark index as investors reacted to the deepening credit-market crisis and the slumping economy. In addition to steep losses, stock market volatility rose to levels not seen since the 1930s. For example, October encompassed not only two of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Extreme distress dappled with glimmers of hope

The six months ended March 31 witnessed extreme distress in global stock markets, with both U.S. and international stocks returning about –31%. The embattled financial sector continued to struggle, prompting regulators in the United States and abroad to take ever-more-aggressive actions to help the big banks fortify their fragile balance sheets.

2

Even as the gloom intensified, a few signs of recovery appeared on the horizon. Toward the end of the period, the swift contraction in manufacturing activity seemed to lessen. And throughout the six months, news from the housing sector seemed to improve. From their early March lows through the end of the period, global stock markets generated a double-digit return.

Credit-market turmoil provoked dramatic response

Developments in the fixed income market were, if anything, even more unusual. In the months after the September collapse of Lehman Brothers, a major presence in the bond market, the trading of corporate bonds came to a near standstill as investors stampeded into U.S. Treasury bonds—considered the safest, most liquid credits—driving prices higher and yields lower. The difference between the yields of Treasuries and corporate bonds surged to levels not seen since the 1930s.

The Federal Reserve Board responded to the credit-market and economic crises with a dramatic easing of monetary policy, reducing its target for short-term interest rates to an all-time low of 0% to 0.25%. The Fed also created new programs designed to bring borrowers and lenders back to the market. For the six-month period, the Barclays Capital U.S. Aggregate Bond Index returned 4.70% on the strength of Treasuries and other government-backed bonds. The broad municipal bond market returned 5.00%.

Market Barometer
			Total Returns
		Periods Ended March 31, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–30.59%	–38.27%	–4.54%
Russell 2000 Index (Small-caps)	–37.17	–37.50	–5.24
Dow Jones Wilshire 5000 Index (Entire market)	–30.72	–37.69	–4.24
MSCI All Country World Index ex USA (International)	–30.54	–46.18	–0.24

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	4.70%	3.13%	4.13%
Barclays Capital Municipal Bond Index	5.00	2.27	3.21
Citigroup 3-Month Treasury Bill Index	0.30	1.13	3.06

CPI
Consumer Price Index	–2.78%	–0.38%	2.57%

1 Annualized.

3

Stock selection helped the fund battle stiff headwinds

During the six months ended March 31, many of the trends that had driven performance for the six-month period last year reversed course. Previously surging commodity prices pulled back dramatically along with expectations of a steady if unspectacular global economic expansion.

The fund’s sizable investments in information technology and health care were among the worst performers a year ago, while materials and energy were among the best. These relationships were reversed in the most recent six months. (The concept of “best” and “worst” also underwent significant revision, as the recent best performers were simply those that lost less than the worst ones did.)

In recent years, PRIMECAP Management Company (the fund’s advisor) established significant, above-benchmark positions in health care, information technology, and materials to capitalize on key trends: the aging of baby boomers, expanding worldwide use of computer chips and other electronics, and soaring global grain prices. Because health care and tech stocks together have averaged more than half of total fund assets for some time—and have dominated the fund’s top-ten holdings—they have had an outsized impact on fund returns.

Health care (–21%) and information technology (–22%) emerged as the fund’s best performers in the most recent fiscal half-year. Admittedly, both sectors saw price declines considerably greater

Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Admiral	Multi-Cap
	Shares	Shares	Growth Fund
PRIMECAP Fund	0.50%	0.38%	1.41%

1  The fund expense ratios shown are from the prospectus dated January 28, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.50% for the Investor Shares and 0.38% for the Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

than during the same period a year ago, and negative double-digit returns are far from satisfying. But together they contributed 2 percentage points to the fund’s return relative to the benchmark index.

The health care sector overall is often somewhat recession-resistant. This was the case in the fund and the benchmark index, especially among biotechnology companies. Biogen Idec, a top-ten holding in the fund, posted a modest gain. At the same time, Genentech and Wyeth benefited from takeover activity. On the other hand, some large pharmaceutical companies, including top-ten holdings Eli Lilly and Novartis, came under pressure from the prospect of health care reform and a move toward generic drugs.

Tech stocks, after suffering disproportionately last year—in part because of the woes of some of their major financial institution customers—exhibited more resilience in the recent half-year. Two semiconductor firms (ASML Holding and Micron Technology) posted six-month gains, and two software companies (top-ten holding Oracle and Intuit) reported better-than-expected earnings and notched gains in the first calendar quarter of 2009.

In contrast, the materials sector (–32%) fell to the middle of the pack after being the standout performer a year ago, when booming agricultural demand propelled

Monsanto and the fertilizer producer Potash Corp. of Saskatchewan to stellar gains. These and other materials holdings fell hard when commodity prices reversed course last summer, leading farmers to either cut back plantings or shift to crops that require less fertilizer. Still, both companies posted double-digit gains in the first quarter of 2009, in part based on higher anticipated demand.

In the financial sector, astute stock selection and the fund’s longstanding aversion to some of the largest banks helped the fund continue to sidestep much of the damage and contributed 4 percentage points to its return relative to the benchmark index. For more on the advisor’s strategy and outlook, please see the Advisor’s Report following this letter.

Extraordinary markets demand extraordinary discipline

Investors have good reasons for feeling a bit shell-shocked by the sometimes dramatic daily ups and downs of the stock market over the last several months. Most financial assets—not just stocks—suffered historic losses. Even more notable was the speed and breadth of the declines.

While investors can’t control what happened, they can control how they react to extraordinary events and how they position their portfolios. History has shown us that it’s important to maintain a

5

disciplined investment plan that is balanced and diversified within and across asset classes and is consistent with your time horizon, goals, and tolerance for risk.

Discipline, patience, and a long-term view are hallmarks of Vanguard PRIMECAP Fund, which marks its 25th anniversary later this year. These characteristics can help the fund weather the market’s inevitable setbacks and help investors capture the potential long-term rewards of investing in underappreciated large-company growth stocks.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer April 13, 2009

6

Advisor’s Report

For the six months ended March 31, Vanguard PRIMECAP Fund returned –26.62% for Investor Shares and –26.56% for Admiral Shares. Although these results were almost 4 percentage points ahead of the return of the Standard & Poor’s 500 Index and almost 1 percentage point ahead of the average return of multi-cap growth fund competitors, they were very disappointing on an absolute basis. Favorable stock selection overall, combined with our underweighted position in the financial sector and overweighted positions in the health care and information technology sectors, helped relative performance.

Investment environment

The early signs of a slowdown in the U.S. economy that first appeared in late 2007 evolved into what has become the longest-running recession of the post-World War II era. At the same time, the global financial crisis that began in 2007 worsened throughout 2008, leading to the failure of several major global institutions.

In our annual report last October, we noted that financial-market turmoil was our most immediate concern. Indeed, this turmoil intensified in the final three months of 2008. While some areas of the financial markets, such as interbank lending, have recently shown signs of stabilization, it is, in our opinion, still too early to determine whether the unprecedented U.S. and foreign government programs to address the credit crunch and bolster the financial system will prove effective.

A year ago, even as the economic picture was dimming, stock market fundamentals remained healthy and corporate America still appeared to be on solid ground. By the second half of 2008, this situation had changed dramatically. The impact of unwinding years of underpriced risk and excessive leverage took its toll, spreading well beyond the financial sector to the broader economy, including Main Street. Liquidity vanished, consumer spending declined, and businesses reduced output.

In short, we view this period—and the unprecedented government intervention it engendered—as transformational. Not since the Depression have we experienced such a broad and steep simultaneous decline in value across virtually all asset classes, with the exception of U.S. Treasury securities. The true extent of the transformation is likely to become clearer only as the nature and extent of U.S. government involvement in the financial sector—and now in the auto industry—evolves.

Management of the fund

Despite the economic and credit-market upheavals, our primary objective remains the same. We seek to identify companies whose long-term fundamentals will evolve significantly better than current valuation suggests. To help find these companies, we rely on rigorous fundamental research and meet not only with company management but also with competitors, suppliers, and customers. We invest with a long-term perspective, in the expectation that over a three- to five-year horizon our choices will outperform the market.

7

As it has since the early signs of distress in the subprime-mortgage market more than two years ago, the fund benefited significantly in the past six months from its limited exposure to financials. For more than a decade, PRIMECAP has largely avoided investments in the financial sector—especially banks and brokerage firms. Our weighting has represented only about one-third that of the benchmark, reflecting our assessment that the sector’s opaque balance sheets made these businesses difficult to value. In addition, our view was that much of the growth in profits at financial institutions resulted from increasingly higher leverage and was thus unlikely to be sustainable.

While eschewing financials, we have invested in information technology and health care stocks over the years. They remain our most overweighted sectors. For the half-year, the fund’s 27% average weighting in health care and 28% average weighting in technology stocks were almost double the weightings of those sectors in the S&P 500 Index.

Health care (–21%) was the fund’s best-performing sector for the half-year, in part reflecting its typically more recession-resistant nature. Biotechnology companies including Amgen (–16%), the fund’s second-largest position at the end of the period, held up relatively well. The Food and Drug Administration (FDA) is reviewing a biologics license application for Denosumab, Amgen’s new treatment for osteoporosis and certain forms of cancer. A decision is expected in the fourth quarter of 2009. Biogen Idec (+4%), another top-ten holding, reported higher sales and earnings and was the largest positive contributor to the fund’s total return. Genentech (+7%) also rose as Roche completed its purchase of the company.

Among our weaker health care performers in the six months were Eli Lilly (–22%, the fund’s largest holding) and Novartis (–26%, also a top-ten holding). In February, an FDA advisory committee unanimously approved the use of Eli Lilly’s Prasugrel, a blood thinner, for treatment of certain coronary patients. The FDA is not bound by the committee’s recommendation and has not yet responded to the Prasugrel filing. This product is considered to be one of the most important drugs in Eli Lilly’s pipeline. In January, Novartis reported higher sales and earnings for 2008 and increased its dividend. Still, questions about the impact of health care reform weighed on both companies.

We remain convinced of the long-term growth potential of our health care stocks. Admittedly, large pharmaceutical companies in particular face uncertainty because of health care reform proposals being championed by the new administration, increased scrutiny during the FDA approval process, Medicare reimbursement reviews, and generic competition. However, pharmaceutical stocks are well capitalized with, in our view, underappreciated drug and treatment pipelines. Also, they expense research and development expenditures when incurred, so their earnings are understated relative to businesses

8

that amortize investments for future growth. We believe pharmaceutical companies have the potential to be rewarded as market leaders for above-market long-term growth rates.

Information technology (–22%) was the fund’s second-best-performing sector. Chip-makers and related companies, in particular, performed relatively well with two small positions earning modest positive returns: ASML Holding and Micron Technology. Software companies, which represented a larger slice of our tech holdings, generally struggled amid the weak economy. However, some of our more sizable positions, including Oracle and Intuit, posted positive returns in the first calendar quarter of 2009 that helped temper their six-month losses.

We believe changes in the technology industry over the last ten years—including more concentrated market shares and a more global customer base—have improved fundamentals, and we maintain our conviction in the companies we own.

Outlook

As we enter the second half of the fund’s fiscal year, there is still a long list of reasons to be cautious about the markets—in spite of the March rally. Many economists fear the current U.S. recession will be the most severe in magnitude since the Great Depression. While the dramatic declines in energy and commodity prices might help consumers, most other factors point to a protracted weak economic environment through 2009. Corporate profits have been generally shrinking, job losses have been increasing, and the housing market has remained depressed. Access to credit for both consumers and businesses remains difficult as banks, hedge funds, and other financial institutions continue to reduce leverage and preserve capital.

Despite the U.S. Treasury’s injections of capital into numerous financial institutions, we remain concerned that the majority of them will continue to face mounting losses on loans and securities, which will be further magnified by the leverage on their balance sheets. As we write this report, it is unclear whether the government actions to restore credit flows and shore up the financial system will prove effective in the long run. There are legitimate concerns about the increased moral hazard and unintended consequences that are likely to result from the various rescue plans and stimulus bills. Increased regulation and government involvement in private enterprise may result in slower long-term growth and lower market valuations. We are also concerned that the dramatic increase in money supply may result in inflation.

In these uncertain times, we see many attractive investment opportunities. Companies with innovative products, strong competitive advantages, growing markets, and strong balance sheets are trading, in our assessment, at compelling valuations. Over the past six months, the stocks of many high-quality companies have declined more, in our opinion, because of indiscriminate selling pressure than deterioration in their earnings or

9

growth prospects. We feel confident that at some point over the next few years, we will look back at this period as a rare opportunity to buy great companies at extremely low valuations.

We believe that fundamental investing will be rewarded in 2009 and beyond. The general sentiment in the market has been negative—at least until recently—because of concerns about declining GDP, rising unemployment, shrinking corporate profits, and an overextended U.S. consumer. While we do not anticipate much growth in U.S. GDP in 2009, we think that our current holdings are positioned well to weather a minimal-growth environment. During turbulent economic times, fundamentals matter most. In our judgment, the companies in which we have invested are generally well-managed, possess healthy balance sheets, are well-positioned in their respective industries, and have greater growth prospects than are being valued today.

Howard B. Schow		Theo A. Kolokotrones
Portfolio Manager		Portfolio Manager
Joel P. Fried
Portfolio Manager
Mitchell J. Milias		Alfred W. Mordecai
Portfolio Manager		Portfolio Manager
David H. Van Slooten
Portfolio Manager

PRIMECAP Management Company		April 14, 2009

10

PRIMECAP Fund

Fund Profile

As of March 31, 2009

Portfolio Characteristics
		Comparative
	Fund	Index[1]
Number of Stocks	111	500
Median Market Cap	$23.6B	$38.2B
Price/Earnings Ratio	18.2x	13.9x
Price/Book Ratio	2.1x	1.8x
Yield[2]		2.8%
Investor Shares	1.0%
Admiral Shares	1.1%
Return on Equity	19.7%	21.4%
Earnings Growth Rate	15.8%	15.4%
Foreign Holdings	11.9%	0.0%
Turnover Rate[3]	5%	—
Expense Ratio[4]		—
Investor Shares	0.50%
Admiral Shares	0.38%
Short-Term Reserves	2.1%	—

Sector Diversification (% of equity exposure)
		Comparative
	Fund	Index[1]
Consumer Discretionary	11.9%	8.8%
Consumer Staples	1.6	12.8
Energy	6.7	13.0
Financials	4.0	10.8
Health Care	26.6	15.3
Industrials	11.1	9.7
Information Technology	30.4	18.0
Materials	7.4	3.3
Telecommunication Services	0.2	4.0
Utilities	0.1	4.3

Volatility Measures[5]
Fund Versus
Comparative Index[1]
R-Squared	0.93
Beta	0.97

Ten Largest Holdings[6]	(% of total net assets)

Eli Lilly & Co.	pharmaceuticals	4.6%
Amgen Inc.	biotechnology	3.9
Oracle Corp.	systems software	3.7
Biogen Idec Inc.	biotechnology	3.5
Novartis AG ADR	pharmaceuticals	3.5
DIRECTV Group, Inc.	cable and
	satellite	3.2
Medtronic, Inc.	health care
	equipment	3.1
Google Inc.	internet software
	and services	2.9
FedEx Corp.	air freight
	and logistics	2.9
Monsanto Co.	fertilizers and
	agricultural chemicals	2.7
Top Ten		34.0%

Investment Focus

1  S&P 500 Index.

2  30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.

3  Annualized.

4  The expense ratios shown are from the prospectus dated January 28, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.50% for the Investor Shares and 0.38% for the Admiral Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6  The holdings listed exclude any temporary cash investments and equity index products.

11

PRIMECAP Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1998–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	11/1/1984	–31.41%	–0.47%	2.57%
Admiral Shares	11/12/2001	–31.32	–0.33	2.05[3]

1  Six months ended March 31, 2009.

2  Total return figures do not reflect the 1% fee assessed on redemptions of shares held for less than one year.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

12

PRIMECAP Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (97.9%)
Consumer Discretionary (11.6%)
*	DIRECTV Group, Inc.	28,720,807	654,547
	TJX Cos., Inc.	11,913,500	305,462
	Sony Corp. ADR	12,150,000	250,655
*	Kohl's Corp.	5,172,400	218,896
*	Amazon.com, Inc.	2,550,000	187,272
1	Whirlpool Corp.	5,945,000	175,913
	Target Corp.	5,019,000	172,603
	The Walt Disney Co.	5,650,000	102,604
*	Bed Bath & Beyond, Inc.	3,391,000	83,927
	Best Buy Co., Inc.	1,575,000	59,787
	Mattel, Inc.	5,000,000	57,650
	Lowe's Cos., Inc.	2,450,000	44,713
	Eastman Kodak Co.	9,000,000	34,200
	Carnival Corp.	1,200,000	25,920
	Abercrombie & Fitch Co.	375,000	8,925
*	Viacom Inc. Class B	500,000	8,690
			2,391,764
Consumer Staples (1.5%)
	Costco Wholesale Corp.	6,400,000	296,448
	The Procter & Gamble Co.	510,000	24,016
			320,464
Energy (6.6%)
	Noble Energy, Inc.	6,300,000	339,444
	EOG Resources, Inc.	3,804,000	208,307
	Schlumberger Ltd.	5,118,500	207,913
	Hess Corp.	3,000,000	162,600
	Peabody Energy Corp.	5,837,100	146,161
	EnCana Corp.
	(New York Shares)	2,260,000	91,779
*	Plains Exploration &
	Production Co.	4,000,000	68,920
	ConocoPhillips Co.	1,000,000	39,160
*	National Oilwell Varco Inc.	1,037,000	29,772
	Murphy Oil Corp.	350,000	15,670
*	Transocean Ltd.	250,000	14,710
	Petroleo Brasileiro SA ADR	400,000	12,188
	Petroleo Brasileiro SA
	Series A ADR	400,000	9,800
	Noble Corp.	200,000	4,818
			1,351,242

Financials (3.9%)
	Marsh &
	McLennan Cos., Inc.	14,605,500	295,761
*	Berkshire Hathaway Inc.
	Class B	65,600	184,992
	The Chubb Corp.	2,400,000	101,568
	Bank of New York
	Mellon Corp.	3,315,100	93,652
	Discover
	Financial Services	10,140,800	63,989
	JPMorgan Chase & Co.	880,000	23,390
	Progressive Corp. of Ohio	1,430,000	19,219
	AFLAC Inc.	800,000	15,488
	Wells Fargo & Co.	1,000,000	14,240
			812,299
Health Care (26.1%)
	Eli Lilly & Co.	28,164,500	940,976
*	Amgen Inc.	16,035,500	794,078
*	Biogen Idec Inc.	13,700,393	718,175
	Novartis AG ADR	18,879,765	714,222
	Medtronic, Inc.	21,611,652	636,895
	Roche Holdings AG	3,100,000	425,475
*	Boston Scientific Corp.	39,617,610	314,960
*	Genzyme Corp.	4,400,000	261,316
	GlaxoSmithKline PLC ADR	5,760,000	178,963
*,1	Millipore Corp.	2,820,000	161,896
*	Life Technologies Corp.	3,022,000	98,155
	Wyeth	1,310,000	56,382
	Johnson & Johnson	965,000	50,759
	Sanofi-Aventis ADR	160,000	4,469
			5,356,721
Industrials (10.9%)
	FedEx Corp.	13,591,800	604,699
	C.H. Robinson
	Worldwide Inc.	8,100,000	369,441

13

PRIMECAP Fund

			Market
			Value•
		Shares	($000)
	Honeywell
	International Inc.	8,074,800	224,964
	Southwest Airlines Co.	34,357,300	217,482
	United Parcel Service, Inc.	3,515,000	173,008
	Caterpillar, Inc.	5,329,939	149,025
	Union Pacific Corp.	2,510,400	103,202
	Deere & Co.	2,438,700	80,160
	Granite Construction Co.	1,500,000	56,220
	The Boeing Co.	1,408,060	50,099
*,1	AMR Corp.	15,363,850	49,011
^	Canadian Pacific
	Railway Ltd.	1,626,800	48,202
	Donaldson Co., Inc.	1,600,000	42,944
*,1	Alaska Air Group, Inc.	2,400,000	42,168
	Expeditors International
	of Washington, Inc.	830,000	23,481
	Pall Corp.	185,000	3,779
	Norfolk Southern Corp.	29,500	996
			2,238,881
Information Technology (29.7%)
*	Oracle Corp.	41,750,600	754,433
*	Google Inc.	1,738,800	605,207
*	Adobe Systems, Inc.	25,090,000	536,675
	Texas Instruments, Inc.	31,035,000	512,388
	Microsoft Corp.	26,490,000	486,621
*,1	Intuit, Inc.	17,300,000	467,100
	QUALCOMM Inc.	10,758,000	418,594
	Hewlett-Packard Co.	8,650,000	277,319
*	EMC Corp.	22,229,200	253,413
*,1	Citrix Systems, Inc.	9,950,000	225,268
	Intel Corp.	14,800,000	222,740
	Corning, Inc.	16,280,400	216,041
*	Symantec Corp.	12,009,200	179,418
*	NVIDIA Corp.	15,150,000	149,379
	LM Ericsson
	Telephone Co. ADR
	Class B	17,170,714	138,911
	Accenture Ltd.	4,136,200	113,704
	Applied Materials, Inc.	8,894,600	95,617
*	eBay Inc.	6,625,000	83,210
*	Micron Technology, Inc.	20,000,000	81,200
^	ASML Holding NV
	(New York Shares)	3,623,111	63,441
	Motorola, Inc.	12,870,000	54,440
	KLA-Tencor Corp.	2,718,000	54,360
1	Plantronics, Inc.	3,701,500	44,677
*	Cisco Systems, Inc.	1,604,000	26,899
*	Rambus Inc.	2,500,000	23,650
*	Dell Inc.	1,380,000	13,082
*	Apple Inc.	23,000	2,418
*	Entegris Inc.	2,583,472	2,222
			6,102,427
Materials (7.3%)
	Monsanto Co.	6,551,460	544,426
	Potash Corp. of
	Saskatchewan, Inc.	6,320,000	510,719

Praxair, Inc.	3,670,867	247,013
Weyerhaeuser Co.	2,225,000	61,343
Vulcan Materials Co.	1,100,000	48,719
Alcoa Inc.	4,854,000	35,628
Freeport-McMoRan
Copper & Gold, Inc.
Class B	600,000	22,866
Dow Chemical Co.	1,500,000	12,645
* Domtar Corp.	12,622,723	11,992
		1,495,351
Telecommunication Services (0.2%)
* Sprint Nextel Corp.	10,520,000	37,556

Utilities (0.1%)
* AES Corp.	2,422,600	14,075
Total Common Stocks
(Cost $21,050,708)		20,120,780
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
2,3 Vanguard Market
Liquidity Fund, 0.440%
(Cost $437,282)	437,282,329	437,282
Total Investments (100.1%)
(Cost $21,487,990)		20,558,062
Other Assets and Liabilities (–0.1%)
Other Assets		78,917
Liabilities[3]		(97,650)
		(18,733)
Net Assets (100%)		20,539,329

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	20,558,062
Accrued Income	33,405
Receivables for Capital Shares Issued	30,453
Other Assets	15,059
Total Assets	20,636,979
Liabilities
Security Lending Collateral
Payable to Brokers	13,844
Payables for Capital
Shares Redeemed	11,766
Other Liabilities	72,040
Total Liabilities	97,650
Net Assets	20,539,329

14

PRIMECAP Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	21,906,293
Undistributed Net Investment Income	32,968
Accumulated Net Realized Losses	(469,742)
Unrealized Appreciation (Depreciation)
Investment Securities	(929,928)
Foreign Currencies	(262)
Net Assets	20,539,329

Investor Shares—Net Assets
Applicable to 324,021,594 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	13,648,972
Net Asset Value Per Share—
Investor Shares	$42.12

Admiral Shares—Net Assets
Applicable to 157,655,840 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,890,357
Net Asset Value Per Share—
Admiral Shares	$43.71

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,105,000.

1  Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $13,844,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

15

PRIMECAP Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Dividends[1,2]	191,277
Interest[2]	3,570
Security Lending	1,781
Total Income	196,628
Expenses
Investment Advisory Fees—Note B	24,031
The Vanguard Group—Note C
Management and Administrative—Investor Shares	17,262
Management and Administrative—Admiral Shares	4,284
Marketing and Distribution—Investor Shares	2,333
Marketing and Distribution—Admiral Shares	1,095
Custodian Fees	195
Auditing Fees	1
Shareholders’ Reports—Investor Shares	104
Shareholders’ Reports—Admiral Shares	37
Trustees’ Fees and Expenses	17
Total Expenses	49,359
Net Investment Income	147,269
Realized Net Gain (Loss)
Investment Securities Sold[2]	(453,541)
Foreign Currencies	(102)
Realized Net Gain (Loss)	(453,643)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,385,816)
Foreign Currencies	(30)
Change in Unrealized Appreciation (Depreciation)	(7,385,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,692,220)

1  Dividends are net of foreign withholding taxes of $7,558,000.

2  Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $5,328,000, $3,570,000, and $132,335,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

16

PRIMECAP Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,269	260,376
Realized Net Gain (Loss)	(453,643)	2,165,641
Change in Unrealized Appreciation (Depreciation)	(7,385,846)	(7,149,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,692,220)	(4,723,137)
Distributions
Net Investment Income
Investor Shares	(153,471)	(140,925)
Admiral Shares	(88,655)	(78,490)
Realized Capital Gain[1]
Investor Shares	(1,106,330)	(1,250,270)
Admiral Shares	(550,190)	(586,796)
Total Distributions	(1,898,646)	(2,056,481)
Capital Share Transactions
Investor Shares	795,989	374,088
Admiral Shares	449,660	1,290,705
Net Increase (Decrease) from Capital Share Transactions	1,245,649	1,664,793
Total Increase (Decrease)	(8,345,217)	(5,114,825)
Net Assets
Beginning of Period	28,884,546	33,999,371
End of Period[2]	20,539,329	28,884,546

1  Includes fiscal 2009 and 2008 short-term gain distributions totaling $0 and $42,196,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $32,968,000 and $127,927,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

PRIMECAP Fund

Financial Highlights

Investor Shares

	Six Months					Sept. 1,	Year
	Ended					2004, to	Ended
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$62.76	$77.82	$70.30	$64.79	$57.18	$54.93	$48.50
Investment Operations
Net Investment Income	.316	.552	.460	.437	.511	.030	.250
Net Realized and
Unrealized Gain (Loss)
on Investments	(16.786)	(10.913)	11.500	7.367	7.544	2.220	6.390
Total from
Investment Operations	(16.470)	(10.361)	11.960	7.804	8.055	2.250	6.640
Distributions
Dividends from
Net Investment Income	(.508)	(.476)	(.440)	(.386)	(.445)	—	(.210)
Distributions from
Realized Capital Gains	(3.662)	(4.223)	(4.000)	(1.908)	—	—	—
Total Distributions	(4.170)	(4.699)	(4.440)	(2.294)	(.445)	—	(.210)
Net Asset Value,
End of Period	$42.12	$62.76	$77.82	$70.30	$64.79	$57.18	$54.93

Total Return[2]	–26.62%	–13.96%	17.77%	12.30%	14.13%	4.10%	13.72%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$13,649	$19,234	$23,435	$21,828	$20,643	$20,933	$20,115
Ratio of Total Expenses to
Average Net Assets	0.50%[3]	0.43%	0.43%	0.46%	0.46%	0.45%[3]	0.46%
Ratio of Net Investment
Income to Average
Net Assets	1.34%[3]	0.76%	0.62%	0.64%	0.85%	0.57%[3]	0.48%
Portfolio Turnover Rate	5%[3]	11%	11%	10%	12%	1%	9%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 21, 2001, and held for less than five years. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

PRIMECAP Fund

Financial Highlights

Admiral Shares

	Six Months					Sept. 1,	Year
	Ended					2004, to	Ended
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$65.19	$80.82	$73.03	$67.28	$59.36	$57.02	$50.34
Investment Operations
Net Investment Income	.357	.664	.580	.562	.636	.030	.350
Net Realized and
Unrealized Gain (Loss)
on Investments	(17.427)	(11.327)	11.930	7.640	7.836	2.310	6.620
Total from
Investment Operations	(17.070)	(10.663)	12.510	8.202	8.472	2.340	6.970
Distributions
Dividends from
Net Investment Income	(.612)	(.586)	(.570)	(.472)	(.552)	—	(.290)
Distributions from
Realized Capital Gains	(3.798)	(4.381)	(4.150)	(1.980)	—	—	—
Total Distributions	(4.410)	(4.967)	(4.720)	(2.452)	(.552)	—	(.290)
Net Asset Value,
End of Period	$43.71	$65.19	$80.82	$73.03	$67.28	$59.36	$57.02

Total Return[2]	–26.56%	–13.85%	17.91%	12.45%	14.33%	4.10%	13.88%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$6,890	$9,651	$10,565	$8,542	$6,930	$3,773	$3,605
Ratio of Total Expenses to
Average Net Assets	0.38%[3]	0.31%	0.31%	0.31%	0.31%	0.30%[3]	0.31%
Ratio of Net Investment
Income to Average
Net Assets	1.46%[3]	0.88%	0.74%	0.79%	0.96%	0.72%[3]	0.63%
Portfolio Turnover Rate	5%[3]	11%	11%	10%	12%	1%	9%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee previously assessed on shares held for less than five years.

3  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

PRIMECAP Fund

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

20

PRIMECAP Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2009, the investment advisory fee represented an effective annual rate of 0.23% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2009, the fund had contributed capital of $5,222,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 2.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended March 31, 2009, the fund realized net foreign currency losses of $102,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

At March 31, 2009, the cost of investment securities for tax purposes was $21,487,990,000. Net unrealized depreciation of investment securities for tax purposes was $929,928,000, consisting of unrealized gains of $4,707,826,000 on securities that had risen in value since their purchase and $5,637,754,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended March 31, 2009, the fund purchased $640,413,000 of investment securities and sold $566,487,000 of investment securities, other than temporary cash investments.

21

PRIMECAP Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	886,448	19,737	2,077,166	29,316
Issued in Lieu of Cash Distributions	1,244,360	27,869	1,373,695	19,529
Redeemed[1]	(1,334,819)	(30,041)	(3,076,773)	(43,528)
Net Increase (Decrease)—Investor Shares	795,989	17,565	374,088	5,317
Admiral Shares
Issued	540,372	11,572	1,585,771	21,398
Issued in Lieu of Cash Distributions	594,116	12,829	623,446	8,542
Redeemed[1]	(684,828)	(14,799)	(918,512)	(12,597)
Net Increase (Decrease)—Admiral Shares	449,660	9,602	1,290,705	17,343

1 Net of redemption fees for fiscal 2009 and 2008 of $1,679,000 and $1,871,000, respectively (fund totals).

G. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Sept. 30, 2008		Proceeds from		March 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group, Inc.	57,092	—	10,025	—	42,168
AMR Corp.	149,452	819	—	—	49,011
Applied Biosystems Inc.	301,393	—	253,802	—	—
Citrix Systems, Inc.	251,337	—	—	—	225,268
Intuit, Inc.	546,853	—	—	—	467,100
Millipore Corp.	194,016	—	—	—	161,896
Plantronics, Inc.	105,878	—	16,450	370	44,677
Whirlpool Corp.	442,835	15,249	—	4,958	175,913
	2,048,856			5,328	1,166,033

H. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

22

PRIMECAP Fund

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	20,132,587
Level 2—Other significant observable inputs	425,475
Level 3—Significant unobservable inputs	—
Total	20,558,062

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	9/30/2008	3/31/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$733.81	$2.16
Admiral Shares	1,000.00	734.35	1.64
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.44	$2.52
Admiral Shares	1,000.00	1,023.04	1.92

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.50% for Investor Shares and 0.38% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than one year, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

26

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

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With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
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To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
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bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
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© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q592 052009

>  For the fiscal six months ended March 31, 2009, the returns of the six Target Retirement Funds in this report ranged from about –7% for the Income Fund to about –24% for the 2025 Fund, the most growth-oriented fund in this report.

>  U.S. and international stocks tumbled during the period, while bond funds produced modestly positive returns.

>  Among the seven underlying Vanguard funds represented among the Target Retirement portfolios, the bond funds had the strongest returns; the European Stock Index Fund delivered the weakest result.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Target Retirement Income Fund	7
Target Retirement 2005 Fund	16
Target Retirement 2010 Fund	25
Target Retirement 2015 Fund	33
Target Retirement 2020 Fund	42
Target Retirement 2025 Fund	51
About Your Fund’s Expenses	60
Trustees Approve Advisory Arrangement	62
Glossary	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement Income Fund	VTINX	–7.29%
Target Income Composite Index[1]		–7.65
Target Income Composite Average[2]		–11.03

Vanguard Target Retirement 2005 Fund	VTOVX	–11.06%
Target 2005 Composite Index[1]		–11.27
Target 2005 Composite Average[2]		–14.30

Vanguard Target Retirement 2010 Fund	VTENX	–15.30%
Target 2010 Composite Index[1]		–15.56
Target 2010 Composite Average[2]		–18.21

Vanguard Target Retirement 2015 Fund	VTXVX	–18.22%
Target 2015 Composite Index[1]		–18.59
Target 2015 Composite Average[2]		–20.90

Vanguard Target Retirement 2020 Fund	VTWNX	–20.85%
Target 2020 Composite Index[1]		–21.13
Target 2020 Composite Average[2]		–22.94

Vanguard Target Retirement 2025 Fund	VTTVX	–23.50%
Target 2025 Composite Index[1]		–23.65
Target 2025 Composite Average[2]		–24.97

1  Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Inflation Notes Index; and for short-term reserves, the Citigroup 3-Month Treasury Bill Index.

2  Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average Treasury inflation-protected securities fund, the average money market fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder,

For the six months ended March 31, 2009, the six Vanguard Target Retirement Funds in this report suffered from the turmoil in global equity markets. While the results of the Target Retirement Funds were disappointing, they each managed to stay ahead of the average return of their peers.

The Target Retirement Funds’ returns reflected their respective allocation to equity and fixed income markets. Those Target Retirement Funds with the greatest exposure to U.S. fixed income markets performed better than those invested in global equities. The Target Retirement Income Fund, which has the largest exposure to bonds, returned about –7%, compared with the stock-heavy Target Retirement 2025 Fund, which returned about –24%.

Extreme distress dappled with glimmers of hope

The six months ended March 31 witnessed extreme distress in global stock markets, with both U.S. and international stocks returning about –31%. The embattled financial sector continued to struggle, prompting regulators in the United States and abroad to take ever-more-aggressive actions to help the big banks fortify their fragile balance sheets.

Even as the gloom intensified, a few signs of recovery appeared on the horizon. Toward the end of the period, the swift contraction in manufacturing activity seemed to lessen. And throughout the six months, news from the housing sector seemed to improve. From their early March lows through the end of the period, global stock markets generated a double-digit return.

Credit-market turmoil provoked dramatic response

Developments in the fixed income market were, if anything, even more unusual. In the months after the September collapse of Lehman Brothers, a major presence in the bond market, the trading of corporate bonds came to a near standstill as investors stampeded into U.S. Treasury bonds—considered the safest, most liquid credits—driving prices higher and yields lower. The difference between the yields of Treasuries and corporate bonds surged to levels not seen since the 1930s.

The Federal Reserve Board responded to the credit–market and economic crises with a dramatic easing of monetary policy, reducing its target for short-term interest rates to an all-time low of 0% to 0.25%. The Fed also created new programs designed to bring borrowers and lenders back to the market. For the six-month period, the Barclays Capital U.S. Aggregate Bond Index returned 4.70% on the strength of Treasuries and other government-backed bonds. The broad municipal bond market returned 5.00%.

Market Barometer
			Total Returns
		Periods Ended March 31, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–30.59%	–38.27%	–4.54%
Russell 2000 Index (Small-caps)	–37.17	–37.50	–5.24
Dow Jones Wilshire 5000 Index (Entire market)	–30.72	–37.69	–4.24
MSCI All Country World Index ex USA (International)	–30.54	–46.18	–0.24

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	4.70%	3.13%	4.13%
Barclays Capital Municipal Bond Index	5.00	2.27	3.21
Citigroup 3-Month Treasury Bill Index	0.30	1.13	3.06

CPI
Consumer Price Index	–2.78%	–0.38%	2.57%

1 Annualized.

Slump in global equity markets dragged down funds’ returns

The Target Retirement Funds are each a “fund-of-funds” composed of up to seven underlying global stock and U.S. bond funds.

With the exception of Vanguard Target Retirement Income Fund, each of the six Target Retirement Funds in this report gradually shifts its allocation from stocks to bonds as it nears maturity. The Target Retirement Income Fund, which seeks to provide income and capital appreciation for investors already in retirement, has a more static allocation, with 65% of its assets in bonds.

Although each of the Target Retirement Funds returned negative results for the fiscal half-year, those with a larger allocation to fixed income securities fared better. As economic growth around the world declined and global equity markets slid, investors sought out the relative safety of U.S. bonds. The three fixed income funds included in the Target Retirement Funds series—a broad market index fund, an inflation-protected securities fund, and a money market fund—posted positive returns for the period.

Asset Allocations on March 31, 2009

			Short-Term
	Stocks[1]	Bonds	Investments
Income[2]	30%	65%	5%
2005	40	58	2
2010	53	47	0
2015	62	38	0
2020	69	31	0
2025	77	23	0

1  As of March 31, 2009, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were 6%, 8%, 11%, 13%, 14%, and 16% of assets, respectively.

2  Allocations are not expected to change.

While the retirement funds’ bond allocation provided some protection, it couldn’t shield the portfolios from the double-digit declines in the equity markets. Vanguard Total Stock Market Index Fund fell about –31% for the period. The rise of the U.S. dollar against most of the major currencies created headwinds for international stock returns. Vanguard European Stock Index Fund suffered the most, returning about –35%, followed by Vanguard Emerging Markets Stock Index Fund (about –28%) and Vanguard Pacific Stock Index (about –26%).

A long-term perspective is essential in turbulent markets

The performance of the stock market during the fiscal half-year ended March 31 has many investors feeling anxious about their retirement. It is easy to feel discouraged right now, as the markets have been bruised and battered. Seasoned investors understand, however, that the market’s occasionally frightening declines are an unavoidable trade-off for its potential to produce superior returns in the long term.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
Income	0.19%	1.08%
2005	0.18	1.13
2010	0.19	1.19
2015	0.18	1.24
2020	0.19	1.26
2025	0.18	1.29

1  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.20% for the Target Retirement Income Fund, 0.19% for the 2005 Fund, 0.19% for the 2010 Fund, 0.19% for the 2015 Fund, 0.19% for the 2020 Fund, and 0.18% for the 2025 Fund.

2  Peer groups are (from top to bottom) the Target Income Composite Average, the Target 2005 Composite Average, the Target 2010 Composite Average, the Target 2015 Composite Average, the Target 2020 Composite Average, and the Target 2025 Composite Average. Each average is a blended composite that weights the expense ratio of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

Global equity markets have recently improved somewhat, but no one can say for certain when things will turn around.

Still, I am confident the markets will recover. At Vanguard, we counsel you, the investor, to have a portfolio diversified across stock, bond, and money market funds that fits your goals, time horizon, and risk tolerance. The Target Retirement Funds offer you such a diversified portfolio.

Of course, we have seen that even these balanced portfolios aren’t immune to the difficult market conditions of the past six months. But we believe that broad diversification among and within asset classes is the right long-term policy, and can position you to weather the occasional storm while helping you benefit from an inevitable return to better times.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

April 14, 2009

Your Fund’s Performance at a Glance
September 30, 2008–March 31, 2009

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
Income	$10.19	$9.28	$0.170	$0.000	4.00%
2005	10.99	9.36	0.427	0.000	4.03
2010	20.47	16.69	0.679	0.000	4.05
2015	11.34	8.93	0.365	0.000	4.00
2020	20.03	15.34	0.549	0.000	3.91
2025	11.49	8.49	0.323	0.000	3.84

Target Retirement Income Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	4.0%
Acquired Fund Fees and Expenses[2]	0.19%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Bond Market II Index Fund	45.4%
Total Stock Market Index Fund	23.7
Inflation-Protected Securities Fund	20.0
Prime Money Market Fund	4.9
European Stock Index Fund	3.2
Pacific Stock Index Fund	1.6
Emerging Markets Stock Index Fund	1.2

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement Income Fund invests. The Target Retirement Income Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.20%.

3  For an explanation of R-squared, beta, and other terms used here, see Glossary.

4  Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Target Retirement Income Fund[3]	10/27/2003	–12.01%	1.47%	–1.31%	3.71%	2.40%

1  Six months ended March 31, 2009.

2  Target Income Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.8%)
Vanguard Total Stock Market Index Fund Investor Shares	23,236,041	449,153

Bond Funds (65.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	85,872,574	858,726
Vanguard Inflation-Protected Securities Fund Investor Shares	31,143,041	377,453
		1,236,179
International Stock Funds (6.0%)
Vanguard European Stock Index Fund Investor Shares	3,549,166	60,265
Vanguard Pacific Stock Index Fund Investor Shares	4,319,625	30,540
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,514,932	22,587
		113,392
Money Market Funds (4.9%)
Vanguard Prime Money Market Fund Investor Shares	92,946,025	92,946
[1] Vanguard Market Liquidity Fund, 0.440%	264,509	265
		93,211
Total Investment Companies (Cost $2,136,142)		1,891,935
Other Assets and Liabilities (0.0%)
Other Assets		6,285
Liabilities		(5,652)
		633
Net Assets (100%)
Applicable to 204,000,115 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,892,568
Net Asset Value Per Share		$9.28

Target Retirement Income Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,188,279
Undistributed Net Investment Income	577
Accumulated Net Realized Losses	(52,081)
Unrealized Appreciation (Depreciation)	(244,207)
Net Assets	1,892,568

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	32,275
Net Investment Income—Note B	32,275
Realized Net Gain (Loss) on Investment Securities Sold	(42,999)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(141,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,995)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,275	73,806
Realized Net Gain (Loss)	(42,999)	(4,008)
Change in Unrealized Appreciation (Depreciation)	(141,271)	(166,391)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,995)	(96,593)
Distributions
Net Investment Income	(33,395)	(74,307)
Realized Capital Gain	—	—
Total Distributions	(33,395)	(74,307)
Capital Share Transactions
Issued	414,488	1,279,636
Issued in Lieu of Cash Distributions	31,514	69,952
Redeemed	(414,239)	(468,082)
Net Increase (Decrease) from Capital Share Transactions	31,763	881,506
Total Increase (Decrease)	(153,627)	710,606
Net Assets
Beginning of Period	2,046,195	1,335,589
End of Period[1]	1,892,568	2,046,195

1  Net Assets—End of Period includes undistributed net investment income of $577,000 and $1,697,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Financial Highlights

	Six Months					Sept. 1,	Oct. 27,
	Ended					2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$10.19	$11.08	$10.52	$10.52	$10.31	$10.34	$10.00
Investment Operations
Net Investment Income	.163[3]	.427	.430[3]	.439[3]	.399[3]	.060	.235
Capital Gain
Distributions Received	—	—	—	.003[3]	.022[3]	—	.015
Net Realized and
Unrealized Gain (Loss)
on Investments	(.903)	(.878)	.540	.003	.163	(.010)	.310
Total from
Investment Operations	(.740)	(.451)	.970	.445	.584	.050	.560
Distributions
Dividends from
Net Investment Income	(.170)	(.439)	(.410)	(.430)	(.370)	(.080)	(.205)
Distributions from
Realized Capital Gains	—	—	—	(.015)	(.004)	—	(.015)
Total Distributions	(.170)	(.439)	(.410)	(.445)	(.374)	(.080)	(.220)
Net Asset Value,
End of Period	$9.28	$10.19	$11.08	$10.52	$10.52	$10.31	$10.34

Total Return[4]	–7.29%	–4.23%	9.36%	4.36%	5.73%	0.48%	5.65%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$1,893	$2,046	$1,336	$822	$677	$315	$297
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	3.13%[6]	4.11%	4.03%	4.21%	3.80%	3.96%[6]	3.62%[6]
Portfolio Turnover Rate	46%[6,7]	14%	3%	22%	0%	0%	1%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.20% (annualized).

6  Annualized.

7  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $4,561,000 to offset future net capital gains through September 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $2,136,142,000. Net unrealized depreciation of investment securities for tax purposes was $244,207,000, consisting of unrealized gains of $537,000 on securities that had risen in value since their purchase and $244,744,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. During the six months ended March 31, 2009, the fund purchased $1,289,393,000 of investment securities and sold $1,259,506,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	44,400	116,714
Issued in Lieu of Cash Distributions	3,327	6,507
Redeemed	(44,483)	(42,975)
Net Increase (Decrease) in Shares Outstanding	3,244	80,246

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2005 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	4.0%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.01

Allocation to Underlying Vanguard Funds

Total Bond Market II Index Fund	42.9%
Total Stock Market Index Fund	31.8
Inflation-Protected Securities Fund	14.9
European Stock Index Fund	4.2
Prime Money Market Fund	2.4
Pacific Stock Index Fund	2.2
Emerging Markets Stock Index Fund	1.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2005 Fund invests. The Target Retirement 2005 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.19%.

3  For an explanation of R-squared, beta, and other terms used here, see Glossary.

4  Target 2005 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Target Retirement 2005 Fund[3]	10/27/2003	–16.60%	0.58%	–1.17%	2.97%	1.80%

1  Six months ended March 31, 2009.

2  Target 2005 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

Target Retirement 2005 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (31.8%)
Vanguard Total Stock Market Index Fund Investor Shares	24,239,207	468,544

Bond Funds (57.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	63,187,848	631,879
Vanguard Inflation-Protected Securities Fund Investor Shares	18,043,002	218,681
		850,560
International Stock Funds (8.0%)
Vanguard European Stock Index Fund Investor Shares	3,600,166	61,131
Vanguard Pacific Stock Index Fund Investor Shares	4,560,357	32,242
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,625,641	24,238
		117,611
Money Market Funds (2.4%)
Vanguard Prime Money Market Fund Investor Shares	34,853,000	34,853
[1] Vanguard Market Liquidity Fund, 0.440%	268,661	269
		35,122
Total Investment Companies (Cost $1,741,574)		1,471,837
Other Assets and Liabilities (0.0%)
Other Assets		4,999
Liabilities		(4,962)
		37
Net Assets (100%)
Applicable to 157,211,458 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,471,874
Net Asset Value Per Share		$9.36

Target Retirement 2005 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,790,656
Undistributed Net Investment Income	10,044
Accumulated Net Realized Losses	(59,089)
Unrealized Appreciation (Depreciation)	(269,737)
Net Assets	1,471,874

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	28,579
Net Investment Income—Note B	28,579
Realized Net Gain (Loss) on Investment Securities Sold	(48,274)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(177,614)
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,309)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,579	63,474
Realized Net Gain (Loss)	(48,274)	(5,945)
Change in Unrealized Appreciation (Depreciation)	(177,614)	(206,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	(197,309)	(149,079)
Distributions
Net Investment Income	(65,673)	(49,631)
Realized Capital Gain	—	—
Total Distributions	(65,673)	(49,631)
Capital Share Transactions
Issued	242,787	902,990
Issued in Lieu of Cash Distributions	64,712	48,860
Redeemed	(339,594)	(459,171)
Net Increase (Decrease) from Capital Share Transactions	(32,095)	492,679
Total Increase (Decrease)	(295,077)	293,969
Net Assets
Beginning of Period	1,766,951	1,472,982
End of Period[1]	1,471,874	1,766,951

1  Net Assets—End of Period includes undistributed net investment income of $10,044,000 and $47,138,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Financial Highlights

	Six Months					Sept. 1,	Oct. 27,
	Ended					2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$10.99	$12.31	$11.38	$11.14	$10.65	$10.58	$10.00
Investment Operations
Net Investment Income	.180[3]	.439[3]	.420[3]	.408[3]	.388[3]	.050	.185
Capital Gain
Distributions Received	—	—	—	.002[3]	.015[3]	—	.010
Net Realized and
Unrealized Gain (Loss)
on Investments	(1.383)	(1.379)	.870	.149	.331	.020	.450
Total from
Investment Operations	(1.203)	(.940)	1.290	.559	.734	.070	.645
Distributions
Dividends from
Net Investment Income	(.427)	(.380)	(.360)	(.310)	(.240)	—	(.055)
Distributions from
Realized Capital Gains	—	—	—	(.009)	(.004)	—	(.010)
Total Distributions	(.427)	(.380)	(.360)	(.319)	(.244)	—	(.065)
Net Asset Value,
End of Period	$9.36	$10.99	$12.31	$11.38	$11.14	$10.65	$10.58

Total Return[4]	–11.06%	–7.89%	11.56%	5.13%	6.96%	0.66%	6.47%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$1,472	$1,767	$1,473	$957	$651	$237	$219
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	3.26%[6]	3.71%	3.56%	3.68%	3.57%	3.57%[6]	3.31%[6]
Portfolio Turnover Rate	53%[6,7]	21%	6%	19%	4%	0%	2%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19% (annualized).

6  Annualized.

7  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $5,576,000 to offset future net capital gains of $4,417,000 through September 30, 2015, and $1,159,000 through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At March 31, 2009, the cost of investment securities for tax purposes was $1,741,574,000. Net unrealized depreciation of investment securities for tax purposes was $269,737,000, consisting of unrealized gains of $1,185,000 on securities that had risen in value since their purchase and $270,922,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2005 Fund

D. During the six months ended March 31, 2009, the fund purchased $1,048,770,000 of investment securities and sold $1,121,237,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	25,239	76,093
Issued in Lieu of Cash Distributions	6,706	4,078
Redeemed	(35,555)	(39,032)
Net Increase (Decrease) in Shares Outstanding	3,610	41,139

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2010 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	4.1%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	42.3%
Total Bond Market II Index Fund	40.3
Inflation-Protected Securities Fund	6.8
European Stock Index Fund	5.6
Pacific Stock Index Fund	2.9
Emerging Markets Stock Index Fund	2.1

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2010 Fund invests. The Target Retirement 2010 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2010 Fund[3]	6/7/2006	–21.62%	–6.23%	2.23%	–4.00%

1  Six months ended March 31, 2009.

2  Target 2010 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Treasury Inflation Notes Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.2%)
Vanguard Total Stock Market Index Fund Investor Shares	49,437,299	955,623

Bond Funds (47.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	91,258,076	912,581
Vanguard Inflation-Protected Securities Fund Investor Shares	12,765,071	154,712
		1,067,293
International Stock Funds (10.7%)
Vanguard European Stock Index Fund Investor Shares	7,488,752	127,159
Vanguard Pacific Stock Index Fund Investor Shares	9,439,648	66,739
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,167,687	47,230
		241,128
Total Investment Companies (Cost $2,949,017)		2,264,044
Other Assets and Liabilities (0.0%)
Other Assets		17,373
Liabilities		(16,653)
		720
Net Assets (100%)
Applicable to 135,658,566 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,264,764
Net Asset Value Per Share		$16.69

At March 31, 2009, net assets consisted of:
		Amount
		($000)
Paid-in Capital		3,016,165
Undistributed Net Investment Income		15,754
Accumulated Net Realized Losses		(82,182)
Unrealized Appreciation (Depreciation)		(684,973)
Net Assets		2,264,764

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	46,648
Net Investment Income—Note B	46,648
Realized Net Gain (Loss) on Investment Securities Sold	(73,184)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(374,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	(401,011)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,648	72,341
Realized Net Gain (Loss)	(73,184)	(9,018)
Change in Unrealized Appreciation (Depreciation)	(374,475)	(356,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	(401,011)	(293,132)
Distributions
Net Investment Income	(84,814)	(36,684)
Realized Capital Gain	—	—
Total Distributions	(84,814)	(36,684)
Capital Share Transactions
Issued	538,336	2,079,645
Issued in Lieu of Cash Distributions	84,413	36,584
Redeemed	(438,869)	(517,140)
Net Increase (Decrease) from Capital Share Transactions	183,880	1,599,089
Total Increase (Decrease)	(301,945)	1,269,273
Net Assets
Beginning of Period	2,566,709	1,297,436
End of Period[1]	2,264,764	2,566,709

1  Net Assets—End of Period includes undistributed net investment income of $15,754,000 and $53,920,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Financial Highlights

	Six Months			June 7,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.47	$23.54	$21.01	$20.00
Investment Operations
Net Investment Income	.360[2]	.744[2]	.730[2]	.230[2]
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(3.461)	(3.354)	1.980	.780
Total from Investment Operations	(3.101)	(2.610)	2.710	1.010
Distributions
Dividends from Net Investment Income	(.679)	(.460)	(.180)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.679)	(.460)	(.180)	—
Net Asset Value, End of Period	$16.69	$20.47	$23.54	$21.01

Total Return[3]	–15.30%	–11.30%	12.96%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,265	$2,567	$1,297	$75
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.54%[5]	3.34%	3.26%	2.89%[5]
Portfolio Turnover Rate	61%[5,6]	18%	4%	4%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.19% (annualized).

5  Annualized.

6  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $1,423,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $2,949,017,000. Net unrealized depreciation of investment securities for tax purposes was $684,973,000, consisting of unrealized gains of $809,000 on securities that had risen in value since their purchase and $685,782,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2010 Fund

D. During the six months ended March 31, 2009, the fund purchased $1,714,594,000 of investment securities and sold $1,573,242,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	31,022	92,025
Issued in Lieu of Cash Distributions	4,824	1,589
Redeemed	(25,595)	(23,324)
Net Increase (Decrease) in Shares Outstanding	10,251	70,290

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2015 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	4.0%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.01

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	49.5%
Total Bond Market II Index Fund	38.0
European Stock Index Fund	6.5
Pacific Stock Index Fund	3.5
Emerging Markets Stock Index Fund	2.5

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2015 Fund invests. The Target Retirement 2015 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.19%.

3  For an explanation of R-squared, beta, and other terms used here, see Glossary.

4  Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

				Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Target Retirement 2015 Fund[3]	10/27/2003	–25.09%	–1.08%	–2.06%	2.45%	0.39%

1  Six months ended March 31, 2009.

2  Target 2015 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.5%)
Vanguard Total Stock Market Index Fund Investor Shares	174,476,805	3,372,637

Bond Fund (38.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	258,555,793	2,585,558

International Stock Funds (12.4%)
Vanguard European Stock Index Fund Investor Shares	25,874,326	439,346
Vanguard Pacific Stock Index Fund Investor Shares	33,915,329	239,781
Vanguard Emerging Markets Stock Index Fund Investor Shares	11,317,355	168,742
		847,869
Total Investment Companies (Cost $8,844,735)		6,806,064
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $580)	580,300	580
Total Investments (99.9%) (Cost $8,845,315)		6,806,644
Other Assets and Liabilities (0.1%)
Other Assets		41,847
Liabilities		(36,227)
		5,620
Net Assets (100%)
Applicable to 763,150,441 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,812,264
Net Asset Value Per Share		$8.93

Target Retirement 2015 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	9,059,290
Undistributed Net Investment Income	49,018
Accumulated Net Realized Losses	(257,373)
Unrealized Appreciation (Depreciation)	(2,038,671)
Net Assets	6,812,264

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	150,176
Net Investment Income—Note B	150,176
Realized Net Gain (Loss) on Investment Securities Sold	(205,098)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,386,316)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,441,238)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	150,176	228,895
Realized Net Gain (Loss)	(205,098)	(35,964)
Change in Unrealized Appreciation (Depreciation)	(1,386,316)	(1,349,722)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,441,238)	(1,156,791)
Distributions
Net Investment Income	(258,747)	(181,936)
Realized Capital Gain	—	—
Total Distributions	(258,747)	(181,936)
Capital Share Transactions
Issued	1,404,636	3,567,141
Issued in Lieu of Cash Distributions	257,600	181,232
Redeemed	(953,512)	(1,224,652)
Net Increase (Decrease) from Capital Share Transactions	708,724	2,523,721
Total Increase (Decrease)	(991,261)	1,184,994
Net Assets
Beginning of Period	7,803,525	6,618,531
End of Period[1]	6,812,264	7,803,525

1  Net Assets—End of Period includes undistributed net investment income of $49,018,000 and $157,589,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Financial Highlights

	Six Months					Sept. 1,	Oct. 27,
	Ended					2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period[1]	$11.34	$13.49	$12.10	$11.54	$10.74	$10.63	$10.00
Investment Operations
Net Investment Income	.200	.380[3]	.380[3]	.356[3]	.346[3]	.030	.160
Capital Gain
Distributions Received	—	—	—	—	.004[3]	—	—
Net Realized and
Unrealized Gain (Loss)
on Investments	(2.245)	(2.190)	1.320	.466	.652	.080	.530
Total from
Investment Operations	(2.045)	(1.810)	1.700	.822	1.002	.110	.690
Distributions
Dividends from
Net Investment Income	(.365)	(.340)	(.310)	(.260)	(.200)	—	(.060)
Distributions from
Realized Capital Gains	—	—	—	(.002)	(.002)	—	—
Total Distributions	(.365)	(.340)	(.310)	(.262)	(.202)	—	(.060)
Net Asset Value,
End of Period	$8.93	$11.34	$13.49	$12.10	$11.54	$10.74	$10.63

Total Return[4]	–18.22%	–13.75%	14.25%	7.25%	9.40%	1.03%	6.92%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$6,812	$7,804	$6,619	$3,720	$1,804	$470	$427
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	3.73%[6]	3.02%	2.93%	3.04%	3.11%	2.85%[6]	2.69%[6]
Portfolio Turnover Rate	57%[6,7]	24%	5%	15%	1%	0%	1%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19% (annualized).

6  Annualized.

7  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $18,548,000 to offset future net capital gains of $15,574,000 through September 30, 2015, and $2,974,000 through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At March 31, 2009, the cost of investment securities for tax purposes was $8,845,315,000. Net unrealized depreciation of investment securities for tax purposes was $2,038,671,000, consisting of unrealized gains of $2,154,000 on securities that had risen in value since their purchase and $2,040,825,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2015 Fund

D. During the six months ended March 31, 2009, the fund purchased $5,076,156,000 of investment securities and sold $4,490,268,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	151,702	282,206
Issued in Lieu of Cash Distributions	27,202	13,888
Redeemed	(103,597)	(98,726)
Net Increase (Decrease) in Shares Outstanding	75,307	197,368

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2020 Fund

Fund Profile

As of March 31, 2009.

Financial Attributes

Yield[1]	3.9%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	55.5%
Total Bond Market II Index Fund	30.6
European Stock Index Fund	7.2
Pacific Stock Index Fund	3.9
Emerging Markets Stock Index Fund	2.8

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2020 Fund invests. The Target Retirement 2020 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.19%.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2020 Fund[3]	6/7/2006	–28.10%	–9.00%	1.92%	–7.08%

1  Six months ended March 31, 2009.

2  Target 2020 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.5%)
Vanguard Total Stock Market Index Fund Investor Shares	107,891,492	2,085,542

Bond Fund (30.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	114,769,683	1,147,697

International Stock Funds (13.9%)
Vanguard European Stock Index Fund Investor Shares	15,955,479	270,924
Vanguard Pacific Stock Index Fund Investor Shares	20,896,247	147,737
Vanguard Emerging Markets Stock Index Fund Investor Shares	6,974,875	103,995
		522,656
Total Investment Companies (Cost $5,166,237)		3,755,895
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $1,985)	1,984,881	1,985
Total Investments (100.0%) (Cost $5,168,222)		3,757,880
Other Assets and Liabilities (0.0%)
Other Assets		32,859
Liabilities		(31,281)
		1,578
Net Assets (100%)
Applicable to 245,099,245 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,759,458
Net Asset Value Per Share		$15.34

Target Retirement 2020 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,234,127
Undistributed Net Investment Income	25,288
Accumulated Net Realized Losses	(89,615)
Unrealized Appreciation (Depreciation)	(1,410,342)
Net Assets	3,759,458

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	78,147
Net Investment Income—Note B	78,147
Realized Net Gain (Loss) on Investment Securities Sold	(80,176)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(837,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	(839,078)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,147	84,945
Realized Net Gain (Loss)	(80,176)	(9,462)
Change in Unrealized Appreciation (Depreciation)	(837,049)	(655,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	(839,078)	(579,772)
Distributions
Net Investment Income	(114,760)	(42,617)
Realized Capital Gain	—	—
Total Distributions	(114,760)	(42,617)
Capital Share Transactions
Issued	1,117,295	3,161,786
Issued in Lieu of Cash Distributions	114,504	42,557
Redeemed	(377,500)	(441,547)
Net Increase (Decrease) from Capital Share Transactions	854,299	2,762,796
Total Increase (Decrease)	(99,539)	2,140,407
Net Assets
Beginning of Period	3,858,997	1,718,590
End of Period[1]	3,759,458	3,858,997

1  Net Assets—End of Period includes undistributed net investment income of $25,288,000 and $61,901,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Financial Highlights

	Six Months			June 7,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.03	$24.15	$21.14	$20.00
Investment Operations
Net Investment Income	.331	.619[2]	.600[2]	.190[2]
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(4.472)	(4.329)	2.600	.950
Total from Investment Operations	(4.141)	(3.710)	3.200	1.140
Distributions
Dividends from Net Investment Income	(.549)	(.410)	(.190)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.549)	(.410)	(.190)	—
Net Asset Value, End of Period	$15.34	$20.03	$24.15	$21.14

Total Return[3]	–20.85%	–15.61%	15.21%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,759	$3,859	$1,719	$117
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.70%[5]	2.79%	2.61%	2.24%[5]
Portfolio Turnover Rate	41%[5,6]	15%	4%	2%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.19% (annualized).

5  Annualized.

6  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $320,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $5,168,222,000. Net unrealized depreciation of investment securities for tax purposes was $1,410,342,000, consisting of unrealized gains of $1,287,000 on securities that had risen in value since their purchase and $1,411,629,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2020 Fund

D. During the six months ended March 31, 2009, the fund purchased $2,603,960,000 of investment securities and sold $1,790,683,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	69,261	139,639
Issued in Lieu of Cash Distributions	6,978	1,813
Redeemed	(23,801)	(19,939)
Net Increase (Decrease) in Shares Outstanding	52,438	121,513

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Target Retirement 2025 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	3.8%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.01

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	61.5%
Total Bond Market II Index Fund	23.0
European Stock Index Fund	8.1
Pacific Stock Index Fund	4.3
Emerging Markets Stock Index Fund	3.1

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2025 Fund invests. The Target Retirement 2025 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18%.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4  Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Target Retirement 2025 Fund[3]	10/27/2003	–31.17%	–2.50%	–2.97%	2.18%	–0.79%

1  Six months ended March 31, 2009.

2  Target 2025 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (61.4%)
Vanguard Total Stock Market Index Fund Investor Shares	212,885,433	4,115,075

Bond Fund (23.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	153,999,448	1,539,995

International Stock Funds (15.5%)
Vanguard European Stock Index Fund Investor Shares	31,835,001	540,558
Vanguard Pacific Stock Index Fund Investor Shares	41,135,724	290,830
Vanguard Emerging Markets Stock Index Fund Investor Shares	13,799,685	205,753
		1,037,141
Total Investment Companies (Cost $9,359,556)		6,692,211
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $2,552)	2,552,290	2,552
Total Investments (99.9%) (Cost $9,362,108)		6,694,763
Other Assets and Liabilities (0.1%)
Other Assets		45,498
Liabilities		(39,362)
		6,136
Net Assets (100%)
Applicable to 788,966,158 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,700,899
Net Asset Value Per Share		$8.49

Target Retirement 2025 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	9,472,506
Undistributed Net Investment Income	42,745
Accumulated Net Realized Losses	(147,007)
Unrealized Appreciation (Depreciation)	(2,667,345)
Net Assets	6,700,899

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	144,723
Net Investment Income—Note B	144,723
Realized Net Gain (Loss) on Investment Securities Sold	(96,999)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,904,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,856,633)

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	144,723	197,015
Realized Net Gain (Loss)	(96,999)	(21,723)
Change in Unrealized Appreciation (Depreciation)	(1,904,357)	(1,673,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,856,633)	(1,498,127)
Distributions
Net Investment Income	(228,473)	(159,322)
Realized Capital Gain	—	—
Total Distributions	(228,473)	(159,322)
Capital Share Transactions
Issued	1,357,846	3,447,494
Issued in Lieu of Cash Distributions	227,488	158,878
Redeemed	(568,807)	(900,232)
Net Increase (Decrease) from Capital Share Transactions	1,016,527	2,706,140
Total Increase (Decrease)	(1,068,579)	1,048,691
Net Assets
Beginning of Period	7,769,478	6,720,787
End of Period[1]	6,700,899	7,769,478

1  Net Assets—End of Period includes undistributed net investment income of $42,745,000 and $126,495,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Financial Highlights

	Six Months					Sept. 1,	Oct. 27,
	Ended					2004, to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$11.49	$14.26	$12.51	$11.80	$10.82	$10.69	$10.00
Investment Operations
Net Investment Income	.190	.307	.300	.321[3]	.320[3]	.020	.130
Capital Gain
Distributions Received	—	—	—	—	.003[3]	—	—
Net Realized and
Unrealized Gain (Loss)
on Investments	(2.867)	(2.767)	1.740	.630	.839	.110	.620
Total from
Investment Operations	(2.677)	(2.460)	2.040	.951	1.162	.130	.750
Distributions
Dividends from
Net Investment Income	(.323)	(.310)	(.290)	(.240)	(.180)	—	(.060)
Distributions from
Realized Capital Gains	—	—	—	(.001)	(.002)	—	—
Total Distributions	(.323)	(.310)	(.290)	(.241)	(.182)	—	(.060)
Net Asset Value,
End of Period	$8.49	$11.49	$14.26	$12.51	$11.80	$10.82	$10.69

Total Return[4]	–23.50%	–17.61%	16.51%	8.18%	10.80%	1.22%	7.52%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$6,701	$7,769	$6,721	$3,957	$1,968	$495	$453
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	3.58%[6]	2.59%	2.43%	2.66%	2.84%	2.55%[6]	2.33%[6]
Portfolio Turnover Rate	33%[6,7]	17%	4%	22%	2%	0%	3%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.18% (annualized).

6  Annualized.

7  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from the Vanguard Total Bond Market Index Fund to the Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $28,071,000 to offset future net capital gains of $27,716,000 through September 30, 2015, and $355,000 through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At March 31, 2009, the cost of investment securities for tax purposes was $9,362,108,000. Net unrealized depreciation of investment securities for tax purposes was $2,667,345,000, consisting of unrealized gains of $1,433,000 on securities that had risen in value since their purchase and $2,668,778,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2025 Fund

D. During the six months ended March 31, 2009, the fund purchased $3,523,178,000 of investment securities and sold $2,601,680,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	152,121	262,709
Issued in Lieu of Cash Distributions	24,835	11,563
Redeemed	(63,983)	(69,696)
Net Increase (Decrease) in Shares Outstanding	112,973	204,576

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund listed.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2008	3/31/2009	Period[1]
Based on Actual Fund Return
Income	$1,000.00	$927.11	$0.96
2005	1,000.00	889.37	0.89
2010	1,000.00	846.97	0.87
2015	1,000.00	817.83	0.86
2020	1,000.00	791.47	0.85
2025	1,000.00	764.96	0.79
Based on Hypothetical 5% Yearly Return
Income	$1,000.00	$1,023.93	$1.01
2005	1,000.00	1,023.98	0.96
2010	1,000.00	1,023.98	0.96
2015	1,000.00	1,023.98	0.96
2020	1,000.00	1,023.98	0.96
2025	1,000.00	1,024.03	0.91

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1  The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.20%, 0.19%, 0.19%, 0.19%, 0.19%, and 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for over 25 years. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the most recent performance of the funds is contained in the Performance Summary pages of this report.

Cost

The board concluded that the funds’ average weighted expense ratios (or acquired fund fees and expenses) were far below the average expense ratios for the funds’ composite peer groups. The funds do not incur advisory expenses directly; however; the board noted that each of the underlying funds in which the Target Retirement Funds invest has advisory expenses well below the relevant peer-group average. Information about the Target Retirement Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

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or Morningstar, Inc., unless otherwise noted.
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and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
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relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082 052009

>  Fiscal half-year returns for the five Target Retirement Funds included in this report ranged from –25.95% for the Target Retirement 2030 Fund to –27.62% for the 2035 Fund.

>  Both U.S. and international stocks tumbled during the period, while bond funds produced modestly positive returns.

>  Among the five underlying Vanguard funds represented in this group of Target Retirement Funds, the bond funds posted the strongest returns, and the European Stock Index Fund delivered the weakest result.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Target Retirement 2030 Fund	7
Target Retirement 2035 Fund	16
Target Retirement 2040 Fund	25
Target Retirement 2045 Fund	34
Target Retirement 2050 Fund	43
About Your Fund’s Expenses	52
Trustees Approve Advisory Arrangement	54
Glossary	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement 2030 Fund	VTHRX	–25.95%
Target 2030 Composite Index[1]		–26.10
Target 2030 Composite Average[2]		–26.97

Vanguard Target Retirement 2035 Fund	VTTHX	–27.62%
Target 2035 Composite Index[1]		–27.71
Target 2035 Composite Average[2]		–28.29

Vanguard Target Retirement 2040 Fund	VFORX	–27.43%
Target 2040 Composite Index[1]		–27.71
Target 2040 Composite Average[2]		–28.29

Vanguard Target Retirement 2045 Fund	VTIVX	–27.54%
Target 2045 Composite Index[1]		–27.71
Target 2045 Composite Average[2]		–28.29

Vanguard Target Retirement 2050 Fund	VFIFX	–27.54%
Target 2050 Composite Index[1]		–27.71
Target 2050 Composite Average[2]		–28.29

1  Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index.

2  Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

For the six months ended March 31, 2009, the five Vanguard Target Retirement Funds covered in this report suffered from the turmoil in global equity markets. While the results of the Target Retirement Funds were disappointing, they each managed to stay ahead of the average return of their peers.

During a period when bonds outperformed stocks, these five Target Retirement Funds had high allocations in equities. The stock-heavy portfolios mirrored the double-digit declines in the global stock markets. Vanguard Target Retirement 2030 Fund, which had a little more exposure to bonds in this series, returned –25.95%, compared with the longer-dated funds, which returned less than –27%.

The Target Retirement Funds in this report mature about 20 to 40 years from now (the shorter-dated funds are covered in a separate report). They are aimed at investors whose time horizon dictates a sizable allocation to stocks, which have historically been more effective than other asset classes at helping investors build long-term wealth for retirement.

Extreme distress dappled with glimmers of hope

The six months ended March 31 witnessed extreme distress in global stock markets, with both U.S. and international stocks returning about –31%. The embattled financial sector continued to struggle, prompting regulators in the United States

2

and abroad to take ever-more-aggressive actions to help the big banks fortify their fragile balance sheets.

Even as the gloom intensified, a few signs of recovery appeared on the horizon. Toward the end of the period, the swift contraction in manufacturing activity seemed to lessen. And throughout the six months, news from the housing sector seemed to improve. From their early March lows through the end of the period, global stock markets generated a double-digit return.

Credit-market turmoil provoked dramatic response

Developments in the fixed income market were, if anything, even more unusual. In the months after the September collapse of Lehman Brothers, a major presence in the bond market, the trading of corporate bonds came to a near standstill as investors stampeded into U.S. Treasury bonds—considered the safest, most liquid credits—driving prices higher and yields lower. The difference between the yields of Treasuries and corporate bonds surged to levels not seen since the 1930s.

The Federal Reserve Board responded to the credit-market and economic crises with a dramatic easing of monetary policy, reducing its target for short-term interest rates to an all-time low of 0% to 0.25%. The Fed also created new programs designed to bring borrowers and lenders back to the market. For the six-month period, the Barclays Capital U.S. Aggregate Bond Index returned 4.70% on the strength

Market Barometer
			Total Returns
		Periods Ended March 31, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–30.59%	–38.27%	–4.54%
Russell 2000 Index (Small-caps)	–37.17	–37.50	–5.24
Dow Jones Wilshire 5000 Index (Entire market)	–30.72	–37.69	–4.24
MSCI All Country World Index ex USA (International)	–30.54	–46.18	–0.24

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	4.70%	3.13%	4.13%
Barclays Capital Municipal Bond Index	5.00	2.27	3.21
Citigroup 3-Month Treasury Bill Index	0.30	1.13	3.06

CPI
Consumer Price Index	–2.78	–0.38	2.57

1 Annualized.

3

of Treasuries and other government-backed bonds. The broad municipal bond market returned 5.00%.

Slump in equity markets dampened the funds’ returns

Vanguard Target Retirement Funds are designed to provide investors broad exposure to the global equity and U.S. bond markets. The funds in this report, each referred to as a “fund-of-funds,” have varying degrees of exposure to the five underlying funds—one bond and four stock funds.

In general, Target Retirement Funds are designed to gradually shift their allocation from stocks to bonds as they near maturity. Because the funds in this report have maturity dates several decades from now, their underlying portfolios are focused more on growth than income, allowing for an 85% to 90% stock allocation.

As economic growth around the world declined and the global equity markets slid, investors sought the relative safety of U.S. bonds. For the Target Retirement Funds in this report, only the funds’ bond holdings managed to post a positive return for the six-month period.

While the retirement funds’ bond allocation provided some protection, it couldn’t shield the portfolios from the double-digit declines in the equity markets. Vanguard Total Stock Market Index Fund returned about –31% for the period. As exports declined, commodity

Asset Allocations on March 31, 2009

			Short-Term
	Stocks[1]	Bonds	Investments
2030	85%	15%	0%
2035	90	10	0
2040	90	10	0
2045	90	10	0
2050	90	10	0

1  As of March 31, 2009, international stock weightings for the 2030, 2035, 2040, 2045, and 2050 Funds were 17%, 18%, 18%, 18%, and 18% of assets, respectively.

4

prices fell, and when the U.S. dollar grew stronger against most of the major currencies, international stock returns sank even more in dollar terms. Vanguard European Stock Index Fund suffered the most, returning about –35%, followed by Vanguard Emerging Markets Stock Index Fund (about –28%) and Vanguard Pacific Stock Index (about –26%).

Of the five retirement funds in this report, the Target Retirement 2030 Fund was the best performer for the fiscal period, posting a return of –25.95%. The fund benefited from its slightly more conservative equity allocation—about 85% as of March 31. The funds with target retirement dates from 2035 to 2050 returned –27.43% to –27.62%, as minor variations in their regional equity market exposures translated into slight differences in their relative performance.

A long-term perspective is essential in turbulent markets

The performance of the stock market during the fiscal half-year ended March 31 has many investors feeling anxious about their retirement. The markets have been bruised and battered, and retirement savings have shrunk.

But long-term investors should not feel discouraged. Seasoned investors understand that the market’s occasionally frightening declines are an unavoidable trade-off for its potential to produce superior returns in the long term.

Global equity markets have recently improved somewhat, but no one can say for certain when things will turn around.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
2030	0.19%	1.32%
2035	0.18	1.34
2040	0.19	1.34
2045	0.18	1.34
2050	0.19	1.34

1 This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18% for the 2030 Fund, 0.18% for the 2035 Fund, 0.18% for the 2040 Fund, 0.18% for the 2045 Fund, and 0.18% for the 2050 Fund.

2 Peer groups are (from top to bottom) the Target 2030 Composite Average, the Target 2035 Composite Average,the Target 2040 Composite Average, the Target 2045 Composite Average, and the Target 2050 Composite Average. Each average is a blended composite that weights the expense ratio of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

5

Still, I am confident the markets will recover. At Vanguard, we encourage you, the investor, to have a portfolio diversified across asset classes, including stock, bond, and money market funds, that fits your goals, time horizon, and risk tolerance. The Target Retirement Funds offer you a portfolio tailored for your time horizon that will automatically shift to a more conservative asset allocation as you near retirement.

Of course, we have seen that even the most balanced portfolios aren’t immune to the difficult market conditions of the past six months. But we believe that broad diversification among and within asset classes is the right long-term policy and can position you to weather the occasional storm while helping you benefit from an inevitable return to better times.

Thank you for investing with Vanguard.

Sincerely,

F. William McNabb III

Your Funds’ Performance at a Glance
September 30, 2008–March 31, 2009

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	30-Day
	Price	Price	Dividends	Gains	SEC Yield
2030	$19.63	$14.11	$0.463	$0.000	3.76%
2035	11.90	8.34	0.299	0.000	3.70
2040	19.36	13.66	0.426	0.000	3.70
2045	12.29	8.63	0.301	0.000	3.70
2050	19.43	13.70	0.415	0.000	3.70

6

Target Retirement 2030 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	3.8%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	67.5%
Total Bond Market II Index Fund	15.3
European Stock Index Fund	9.0
Pacific Stock Index Fund	4.8
Emerging Markets Stock Index Fund	3.4

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2030 Fund invests. The Target Retirement 2030 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18%.

7

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2030 Fund[3]	6/7/2006	–33.99%	–11.66%	1.69%	–9.97%

1  Six months ended March 31, 2009.

2  Target 2030 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights for dividend and capital gains information.

8

Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (67.3%)
Vanguard Total Stock Market Index Fund Investor Shares	84,148,072	1,626,582

Bond Fund (15.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	36,940,944	369,409

International Stock Funds (17.2%)
Vanguard European Stock Index Fund Investor Shares	12,728,180	216,125
Vanguard Pacific Stock Index Fund Investor Shares	16,399,458	115,944
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,493,779	81,912
		413,981
Total Investment Companies (Cost $3,516,419)		2,409,972
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $261)	260,514	261
Total Investments (99.8%) (Cost $3,516,680)		2,410,233
Other Assets and Liabilities (0.2%)
Other Assets		28,869
Liabilities		(23,080)
		5,789
Net Assets (100%)
Applicable to 171,182,755 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,416,022
Net Asset Value Per Share		$14.11

9

Target Retirement 2030 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	3,518,321
Undistributed Net Investment Income	14,257
Accumulated Net Realized Losses	(10,109)
Unrealized Appreciation (Depreciation)	(1,106,447)
Net Assets	2,416,022

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	47,570
Net Investment Income—Note B	47,570
Realized Net Gain (Loss) on Investment Securities Sold	(5,796)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(687,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	(645,469)

See accompanying Notes, which are an integral part of the Financial Statements.

11

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,570	43,703
Realized Net Gain (Loss)	(5,796)	(4,329)
Change in Unrealized Appreciation (Depreciation)	(687,243)	(480,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	(645,469)	(440,962)
Distributions
Net Investment Income	(63,643)	(22,914)
Realized Capital Gain	—	—
Total Distributions	(63,643)	(22,914)
Capital Share Transactions
Issued	875,086	1,955,546
Issued in Lieu of Cash Distributions	63,446	22,869
Redeemed	(172,443)	(258,051)
Net Increase (Decrease) from Capital Share Transactions	766,089	1,720,364
Total Increase (Decrease)	56,977	1,256,488
Net Assets
Beginning of Period	2,359,045	1,102,557
End of Period[1]	2,416,022	2,359,045

1  Net Assets—End of Period includes undistributed net investment income of $14,257,000 and $30,330,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Target Retirement 2030 Fund

Financial Highlights

	Six Months			June 7,
	Ended	Year Ended		2006[1] to
For a Share Outstanding	March 31,	September 30,		Sept. 30,
Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.63	$24.74	$21.25	$20.00
Investment Operations
Net Investment Income	.296	.522[2]	.490[2]	.170[2]
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(5.353)	(5.262)	3.190	1.080
Total from Investment Operations	(5.057)	(4.740)	3.680	1.250
Distributions
Dividends from Net Investment Income	(.463)	(.370)	(.190)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.463)	(.370)	(.190)	—
Net Asset Value, End of Period	$14.11	$19.63	$24.74	$21.25

Total Return[3]	–25.95%	–19.43%	17.40%	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,416	$2,359	$1,103	$69
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.55%[5]	2.35%	2.10%	1.81%[5]
Portfolio Turnover Rate	21%[5,6]	6%	4%	13%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.18% (annualized).

5  Annualized.

6  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $125,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $3,516,680,000. Net unrealized depreciation of investment securities for tax purposes was $1,106,447,000, consisting of unrealized gains of $546,000 on securities that had risen in value since their purchase and $1,106,993,000 in unrealized losses on securities that had fallen in value since their purchase.

14

Target Retirement 2030 Fund

D. During the six months ended March 31, 2009, the fund purchased $1,310,617,000 of investment securities and sold $564,324,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	58,500	86,285
Issued in Lieu of Cash Distributions	4,133	956
Redeemed	(11,629)	(11,624)
Net Increase (Decrease) in Shares Outstanding	51,004	75,617

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

15

Target Retirement 2035 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	3.7%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.01

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.6%
Total Bond Market II Index Fund	10.2
European Stock Index Fund	9.5
Pacific Stock Index Fund	5.1
Emerging Markets Stock Index Fund	3.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2035 Fund invests. The Target Retirement 2035 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18%.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4 Target 2035 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

16

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Target Retirement 2035 Fund[3]	10/27/2003	–35.87%	–3.34%	–3.29%	1.94%	–1.35%

1 Six months ended March 31, 2009.

2 Target 2035 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights for dividend and capital gains information.

17

Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	160,643,201	3,105,233

Bond Fund (10.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	44,014,662	440,147

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	24,280,293	412,279
Vanguard Pacific Stock Index Fund Investor Shares	31,173,362	220,396
Vanguard Emerging Markets Stock Index Fund Investor Shares	10,365,813	154,554
		787,229
Total Investment Companies (Cost $6,410,401)		4,332,609
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $1,311)	1,310,651	1,311
Total Investments (99.8%) (Cost $6,411,712)		4,333,920
Other Assets and Liabilities (0.2%)
Other Assets		36,971
Liabilities		(29,477)
		7,494
Net Assets (100%)
Applicable to 520,368,126 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,341,414
Net Asset Value Per Share		$8.34

18

Target Retirement 2035 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,434,678
Undistributed Net Investment Income	24,681
Accumulated Net Realized Losses	(40,153)
Unrealized Appreciation (Depreciation)	(2,077,792)
Net Assets	4,341,414

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	91,256
Net Investment Income—Note B	91,256
Realized Net Gain (Loss) on Investment Securities Sold	(20,565)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,490,123)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,419,432)

See accompanying Notes, which are an integral part of the Financial Statements.

20

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,256	114,085
Realized Net Gain (Loss)	(20,565)	(9,743)
Change in Unrealized Appreciation (Depreciation)	(1,490,123)	(1,262,430)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,419,432)	(1,158,088)
Distributions
Net Investment Income	(135,526)	(93,585)
Realized Capital Gain	—	—
Total Distributions	(135,526)	(93,585)
Capital Share Transactions
Issued	1,038,136	2,228,973
Issued in Lieu of Cash Distributions	135,056	93,310
Redeemed	(306,597)	(594,084)
Net Increase (Decrease) from Capital Share Transactions	866,595	1,728,199
Total Increase (Decrease)	(688,363)	476,526
Net Assets
Beginning of Period	5,029,777	4,553,251
End of Period[1]	4,341,414	5,029,777

1  Net Assets—End of Period includes undistributed net investment income of $24,681,000 and $68,951,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Target Retirement 2035 Fund

Financial Highlights

	Six Months					Sept. 1,	Oct. 27,
	Ended					2004 to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$11.90	$15.25	$13.18	$12.22	$10.92	$10.76	$10.00
Investment Operations
Net Investment Income	.189	.293	.270	.280[3]	.270[3]	.030	.115
Capital Gain
Distributions Received	—	—	—	—	—	—	—
Net Realized and Unrealized
Gain (Loss)
on Investments	(3.450)	(3.353)	2.060	.890	1.200	.130	.710
Total from
Investment Operations	(3.261)	(3.060)	2.330	1.170	1.470	.160	.825
Distributions
Dividends from Net
Investment Income	(.299)	(.290)	(.260)	(.210)	(.170)	—	(.065)
Distributions from
Realized Capital Gains	—	—	—	—	—	—	—
Total Distributions	(.299)	(.290)	(.260)	(.210)	(.170)	—	(.065)
Net Asset Value,
End of Period	$8.34	$11.90	$15.25	$13.18	$12.22	$10.92	$10.76

Total Return[4]	–27.62%	–20.42%	17.87%	9.70%	13.53%	1.49%	8.27%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$4,341	$5,030	$4,553	$2,562	$1,092	$236	$211
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to Average
Net Assets	3.45%[6]	2.28%	2.09%	2.21%	2.33%	1.97%[6]	1.70%[6]
Portfolio Turnover Rate	18%[6,7]	10%	1%	14%	0%	0%	2%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.18% (annualized).

6  Annualized.

7  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $11,986,000 to offset future net capital gains of $9,886,000 through September 30, 2015 and $2,100,000 through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At March 31, 2009, the cost of investment securities for tax purposes was $6,411,712,000. Net unrealized depreciation of investment securities for tax purposes was $2,077,792,000, consisting of unrealized gains of $511,000 on securities that had risen in value since their purchase and $2,078,303,000 in unrealized losses on securities that had fallen in value since their purchase.

23

Target Retirement 2035 Fund

D. During the six months ended March 31, 2009, the fund purchased $1,618,616,000 of investment securities and sold $801,965,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	117,623	161,252
Issued in Lieu of Cash Distributions	14,793	6,365
Redeemed	(34,620)	(43,526)
Net Increase (Decrease) in Shares Outstanding	97,796	124,091

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

24

Target Retirement 2040 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	3.7%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.8%
Total Bond Market II Index Fund	10.0
European Stock Index Fund	9.6
Pacific Stock Index Fund	5.0
Emerging Markets Stock Index Fund	3.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2040 Fund invests. The Target Retirement 2040 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18%.

25

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2040 Fund[3]	6/7/2006	–35.64%	–12.67%	1.61%	–11.06%

1  Six months ended March 31, 2009.

2  Target 2040 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights for dividend and capital gains information.

26

Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	49,706,984	960,836

Bond Fund (10.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	13,462,127	134,621

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	7,574,098	128,608
Vanguard Pacific Stock Index Fund Investor Shares	9,567,868	67,645
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,240,240	48,312
		244,565
Total Investment Companies (Cost $1,930,194)		1,340,022
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $492)	492,222	492
Total Investments (99.7%) (Cost $1,930,686)		1,340,514
Other Assets and Liabilities (0.3%)
Other Assets		17,312
Liabilities		(13,865)
		3,447
Net Assets (100%)
Applicable to 98,412,277 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,343,961
Net Asset Value Per Share		$13.66

27

Target Retirement 2040 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,935,182
Undistributed Net Investment Income	7,534
Accumulated Net Realized Losses	(8,583)
Unrealized Appreciation (Depreciation)	(590,172)
Net Assets	1,343,961

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	24,906
Net Investment Income—Note B	24,906
Realized Net Gain (Loss) on Investment Securities Sold	(4,203)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(373,035)
Net Increase (Decrease) in Net Assets Resulting from Operations	(352,332)

See accompanying Notes, which are an integral part of the Financial Statements.

29

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,906	20,451
Realized Net Gain (Loss)	(4,203)	(4,367)
Change in Unrealized Appreciation (Depreciation)	(373,035)	(245,843)
Net Increase (Decrease) in Net Assets Resulting from Operations	(352,332)	(229,759)
Distributions
Net Investment Income	(31,267)	(10,639)
Realized Capital Gain	—	—
Total Distributions	(31,267)	(10,639)
Capital Share Transactions
Issued	592,833	1,070,554
Issued in Lieu of Cash Distributions	31,204	10,628
Redeemed	(95,561)	(154,452)
Net Increase (Decrease) from Capital Share Transactions	528,476	926,730
Total Increase (Decrease)	144,877	686,332
Net Assets
Beginning of Period	1,199,084	512,752
End of Period[1]	1,343,961	1,199,084

1  Net Assets—End of Period includes undistributed net investment income of $7,534,000 and $13,895,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Target Retirement 2040 Fund

Financial Highlights

	Six Months			June 7,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.36	$24.70	$21.13	$20.00
Investment Operations
Net Investment Income	.283	.494[2]	.460[2]	.160[2]
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(5.557)	(5.464)	3.290	.970
Total from Investment Operations	(5.274)	(4.970)	3.750	1.130
Distributions
Dividends from Net Investment Income	(.426)	(.370)	(.180)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.426)	(.370)	(.180)	—
Net Asset Value, End of Period	$13.66	$19.36	$24.70	$21.13

Total Return[3]	–27.43%	–20.40%	17.83%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,344	$1,199	$513	$32
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.51%[5]	2.24%	1.99%	1.72%[5]
Portfolio Turnover Rate	16%[5,6]	4%	4%	0%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.18% (annualized).

5  Annualized.

6  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $36,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $1,930,686,000. Net unrealized depreciation of investment securities for tax purposes was $590,172,000, consisting of unrealized gains of $201,000 on securities that had risen in value since their purchase and $590,373,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Target Retirement 2040 Fund

D. During the six months ended March 31, 2009, the fund purchased $733,404,000 of investment securities and sold $212,383,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	41,038	47,729
Issued in Lieu of Cash Distributions	2,090	446
Redeemed	(6,657)	(6,997)
Net Increase (Decrease) in Shares Outstanding	36,471	41,178

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

33

Target Retirement 2045 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	3.7%
Acquired Fund Fees and Expenses[2]	0.18%

Volatility Measures[3]
Fund Versus
Composite Index[4]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.6%
Total Bond Market II Index Fund	10.1
European Stock Index Fund	9.6
Pacific Stock Index Fund	5.1
Emerging Markets Stock Index Fund	3.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  30-day SEC yield. See the Glossary.

2  This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2045 Fund invests. The Target Retirement 2045 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18%.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

4  Target 2045 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

34

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 27, 2003–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Target Retirement 2045 Fund[3]	10/27/2003	–35.80%	–2.90%	–2.67%	1.87%	–0.80%

1  Six months ended March 31, 2009.

2  Target 2045 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the Dow Jones Wilshire 5000 Index from inception through April 22, 2005, and the MSCI US Broad Market Index thereafter. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights for dividend and capital gains information.

35

Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (71.4%)
Vanguard Total Stock Market Index Fund Investor Shares	83,131,178	1,606,926

Bond Fund (10.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	22,576,579	225,766

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	12,618,645	214,264
Vanguard Pacific Stock Index Fund Investor Shares	16,294,156	115,200
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,408,967	80,648
		410,112
Total Investment Companies (Cost $3,290,414)		2,242,804
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $789)	789,000	789
Total Investments (99.7%) (Cost $3,291,203)		2,243,593
Other Assets and Liabilities (0.3%)
Other Assets		18,481
Liabilities		(12,401)
		6,080
Net Assets (100%)
Applicable to 260,642,591 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,249,673
Net Asset Value Per Share		$8.63

36

Target Retirement 2045 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	3,294,444
Undistributed Net Investment Income	12,764
Accumulated Net Realized Losses	(9,925)
Unrealized Appreciation (Depreciation)	(1,047,610)
Net Assets	2,249,673

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	46,122
Net Investment Income—Note B	46,122
Realized Net Gain (Loss) on Investment Securities Sold	(2,003)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(748,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	(704,728)

See accompanying Notes, which are an integral part of the Financial Statements.

38

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,122	56,083
Realized Net Gain (Loss)	(2,003)	(7,999)
Change in Unrealized Appreciation (Depreciation)	(748,847)	(618,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	(704,728)	(569,939)
Distributions
Net Investment Income	(66,481)	(45,796)
Realized Capital Gain	—	—
Total Distributions	(66,481)	(45,796)
Capital Share Transactions
Issued	642,532	1,272,485
Issued in Lieu of Cash Distributions	66,252	45,696
Redeemed	(180,732)	(413,544)
Net Increase (Decrease) from Capital Share Transactions	528,052	904,637
Total Increase (Decrease)	(243,157)	288,902
Net Assets
Beginning of Period	2,492,830	2,203,928
End of Period[1]	2,249,673	2,492,830

1  Net Assets—End of Period includes undistributed net investment income of $12,764,000 and $33,123,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Target Retirement 2045 Fund

Financial Highlights

	Six Months					Sept. 1,	Oct. 27,
	Ended					2004 to	2003[2] to
For a Share Outstanding	March 31,	Year Ended September 30,				Sept. 30,	Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004[1]	2004
Net Asset Value,
Beginning of Period	$12.29	$15.75	$13.60	$12.47	$10.98	$10.80	$10.00
Investment Operations
Net Investment Income	.190	.303	.280	.270[3]	.240[3]	.030	.110
Capital Gain
Distributions Received	—	—	—	—	—	—	—
Net Realized and
Unrealized Gain (Loss)
on Investments	(3.549)	(3.463)	2.130	1.050	1.410	.150	.760
Total from
Investment Operations	(3.359)	(3.160)	2.410	1.320	1.650	.180	.870
Distributions
Dividends from
Net Investment Income	(.301)	(.300)	(.250)	(.190)	(.160)	—	(.070)
Distributions from
Realized Capital Gains	—	—	(.010)	—	—	—	—
Total Distributions	(.301)	(.300)	(.260)	(.190)	(.160)	—	(.070)
Net Asset Value,
End of Period	$8.63	$12.29	$15.75	$13.60	$12.47	$10.98	$10.80

Total Return[4]	–27.54%	–20.42%	17.90%	10.70%	15.09%	1.67%	8.72%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$2,250	$2,493	$2,204	$1,186	$492	$85	$76
Ratio of Total Expenses to
Average Net Assets	0%[5]	0%	0%	0%	0%	0%	0%
Ratio of Net Investment
Income to
Average Net Assets	3.47%[6]	2.28%	2.08%	2.03%	2.07%	1.65%[6]	1.38%[6]
Portfolio Turnover Rate	18%[6,7]	9%	1%	3%	7%	0%	7%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.18% (annualized).

6  Annualized.

7  Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $539,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $3,291,203,000. Net unrealized depreciation of investment securities for tax purposes was $1,047,610,000, consisting of unrealized gains of $286,000 on securities that had risen in value since their purchase and $1,047,896,000 in unrealized losses on securities that had fallen in value since their purchase.

41

Target Retirement 2045 Fund

D. During the six months ended March 31, 2009, the fund purchased $919,751,000 of investment securities and sold $415,311,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	70,564	89,071
Issued in Lieu of Cash Distributions	7,018	3,018
Redeemed	(19,705)	(29,227)
Net Increase (Decrease) in Shares Outstanding	57,877	62,862

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

42

Target Retirement 2050 Fund

Fund Profile

As of March 31, 2009

Financial Attributes

Yield[1]	3.7%
Acquired Fund Fees and Expenses[2]	0.19%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.7%
Total Bond Market II Index Fund	10.1
European Stock Index Fund	9.5
Pacific Stock Index Fund	5.1
Emerging Markets Stock Index Fund	3.6

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1 30-day SEC yield. See the Glossary.

2 This figure—drawn from the prospectus dated January 28, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Target Retirement 2050 Fund invests. The Target Retirement 2050 Fund does not charge any expenses or fees of its own. For the six months ended March 31, 2009, the annualized acquired fund fees and expenses were 0.18%.

43

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 7, 2006–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Target Retirement 2050 Fund[3]	6/7/2006	–35.74%	–12.58%	1.64%	–10.94%

1  Six months ended March 31, 2009.

2  Target 2050 Composite Index: Derived by applying the fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index; for emerging markets stocks, the Select Emerging Markets Index from inception through August 23, 2006, and the MSCI Emerging Markets Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Bond Index; and for U.S. stocks, the MSCI US Broad Market Index. MSCI EAFE Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights for dividend and capital gains information.

44

Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	19,335,335	373,752

Bond Fund (10.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	5,271,617	52,716

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	2,926,272	49,688
Vanguard Pacific Stock Index Fund Investor Shares	3,759,432	26,579
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,241,118	18,505
		94,772
Total Investment Companies (Cost $729,346)		521,240
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.440% (Cost $735)	734,603	735
Total Investments (100.0%) (Cost $730,081)		521,975
Other Assets and Liabilities (0.0%)
Other Assets		5,687
Liabilities		(5,440)
		247
Net Assets (100%)
Applicable to 38,105,041 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		522,222
Net Asset Value Per Share		$13.70

45

Target Retirement 2050 Fund

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	727,994
Undistributed Net Investment Income	2,938
Accumulated Net Realized Losses	(604)
Unrealized Appreciation (Depreciation)	(208,106)
Net Assets	522,222

•  See Note A in Notes to Financial Statements.

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Income Distributions Received	9,188
Net Investment Income—Note B	9,188
Realized Net Gain (Loss) on Investment Securities Sold	1,410
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(134,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,289)

See accompanying Notes, which are an integral part of the Financial Statements.

47

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,188	7,161
Realized Net Gain (Loss)	1,410	(2,001)
Change in Unrealized Appreciation (Depreciation)	(134,887)	(83,852)
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,289)	(78,692)
Distributions
Net Investment Income	(11,082)	(3,847)
Realized Capital Gain	—	—
Total Distributions	(11,082)	(3,847)
Capital Share Transactions
Issued	300,534	393,021
Issued in Lieu of Cash Distributions	11,001	3,836
Redeemed	(62,524)	(97,882)
Net Increase (Decrease) from Capital Share Transactions	249,011	298,975
Total Increase (Decrease)	113,640	216,436
Net Assets
Beginning of Period	408,582	192,146
End of Period[1]	522,222	408,582

1  Net Assets—End of Period includes undistributed net investment income of $2,938,000 and $4,832,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Target Retirement 2050 Fund

Financial Highlights

	Six Months			June 7,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.43	$24.79	$21.24	$20.00
Investment Operations
Net Investment Income	.317[2]	.503[2]	.480[2]	.170[2]
Capital Gain Distributions Received	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(5.632)	(5.493)	3.290	1.070
Total from Investment Operations	(5.315)	(4.990)	3.770	1.240
Distributions
Dividends from Net Investment Income	(.415)	(.370)	(.220)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.415)	(.370)	(.220)	—
Net Asset Value, End of Period	$13.70	$19.43	$24.79	$21.24

Total Return[3]	–27.54%	–20.41%	17.85%	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$522	$409	$192	$12
Ratio of Total Expenses to Average Net Assets	0%[4]	0%	0%	0%
Ratio of Net Investment Income to Average Net Assets	3.55%[5]	2.27%	2.04%	1.88%[5]
Portfolio Turnover Rate	14%[5,6]	4%	2%	0%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.18% (annualized).

5  Annualized.

6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended March 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $1,000 to offset future net capital gains through September 30, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $730,081,000. Net unrealized depreciation of investment securities for tax purposes was $208,106,000, consisting of unrealized gains of $88,000 on securities that had risen in value since their purchase and $208,194,000 in unrealized losses on securities that had fallen in value since their purchase.

50

Target Retirement 2050 Fund

D. During the six months ended March 31, 2009, the fund purchased $321,015,000 of investment securities and sold $73,752,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	20,659	17,508
Issued in Lieu of Cash Distributions	734	160
Redeemed	(4,321)	(4,386)
Net Increase (Decrease) in Shares Outstanding	17,072	13,282

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At March 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

51

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund listed.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended March 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Target Retirement Fund	9/30/2008	3/31/2009	Period[1]
Based on Actual Fund Return
2030	$1,000.00	$740.48	$0.78
2035	1,000.00	723.79	0.77
2040	1,000.00	725.71	0.77
2045	1,000.00	724.59	0.77
2050	1,000.00	724.63	0.77
Based on Hypothetical 5% Yearly Return
2030	$1,000.00	$1,024.03	$0.91
2035	1,000.00	1,024.03	0.91
2040	1,000.00	1,024.03	0.91
2045	1,000.00	1,024.03	0.91
2050	1,000.00	1,024.03	0.91

1 The calculations are based on the funds’ acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.18%, 0.18%, 0.18%, 0.18%, and 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

52

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

53

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Target Retirement Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for over 25 years. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the funds, including any periods of outperformance or underperformance compared with relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the most recent performance of the funds is contained in the Performance Summary pages of this report.

Cost

The board concluded that the funds’ average weighted expense ratios (or acquired fund fees and expenses) were far below the average expense ratios for the funds’ composite peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the Target Retirement Funds invest has advisory expenses well below the relevant peer-group average. Information about the Target Retirement Funds’ acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements pages for each fund.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s low-cost arrangement with the Target Retirement Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

54

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

VANGUARD CHESTER FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.